Note 21 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net revenues
Agency	2,155,264	3,746,471	3,780,217	581,008
Claims Adjusting	303,846	336,413	308,256	47,378
Total net revenues	2,459,110	4,082,884	4,088,473	628,386
Operating costs and expenses
Agency	(1,969,329)	(3,667,004)	(3,408,499)	(523,876)
Claims Adjusting	(292,613)	(306,804)	(308,321)	(47,388)
Other	(168,720)	(117,542)	(98,517)	(15,142)
Total operating costs and expenses	(2,430,662)	(4,091,350)	(3,815,337)	(586,406)
Income (loss) from operations
Agency	185,935	79,467	371,718	57,132
Claims Adjusting	11,233	29,609	(65)	(10)
Other	(168,720)	(117,542)	(98,517)	(15,142)
Income (loss) from operations	28,448	(8,466)	273,136	41,980

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Segment assets
Agency	2,245,122	680,602	104,607
Claims Adjusting	256,004	271,616	41,747
Other	1,724,402	3,785,524	581,824
Total assets held for sale	13,040	-	-
Total assets	4,238,568	4,737,742	728,178